SCHEDULE OF STOCK OPTIONS (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options And Warrants
Aggregate intrinsic value stock options outstanding	$ 0	$ 65,500	$ 65,500
Aggregate intrinsic value stock options exercisable	$ 0
Aggregate intrinsic value stock options outstanding exercisable		$ 24,600	$ 24,600